Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Schedule of Other Assets	Other long-term assets consist of:

	December 31, 2024	December 31, 2023
Long-term prepaids	$23.1	$9.0
Contingent Consideration (Note 9)	36.8	—
Escrow funds	6.2	9.9
Other	6.2	6.2
	$72.2	$25.1